Consolidated Balance Sheets (Parentheticals)	Jun. 30, 2026 CNY (¥) shares		Jun. 30, 2025 CNY (¥) shares
Short-term borrowings	¥ 19,250,000		¥ 30,000,000
Current portion of long-term borrowings	2,200,000
Accounts payable	39,599		42,038
Deferred revenue	883,681		1,687,317
Lease liabilities, current	250,201		219,202
Accrued expenses and other current liabilities	54,184		3,065
Long-term borrowings			2,200,000
Other long-term liabilities	¥ 83,333		¥ 280,000
Ordinary shares, shares authorized (in Shares) | shares	10,000,000	[1]	5,000,000	[1]
Ordinary shares, shares, issued (in Shares) | shares	821,300	[1]	220,000	[1]
Ordinary shares, shares outstanding (in Shares) | shares	821,300	[1]	220,000	[1]
Related Party
Amounts due to a related party	¥ 70,000
Variable Interest Entity, Primary Beneficiary
Short-term borrowings	19,250,000		30,000,000
Current portion of long-term borrowings	2,200,000
Accounts payable	750		42,038
Deferred revenue			30,090
Lease liabilities, current			55,454
Accrued expenses and other current liabilities	1,276,648		2,335,985
Long-term borrowings			2,200,000
Other long-term liabilities			280,000
Variable Interest Entity, Primary Beneficiary | Related Party
Amounts due to a related party	¥ 20,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization and reverse share splits. (Note 13).